UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkeye Capital Management, LLC
Address: 800 Third Avenue, 9th Floor
         New York, NY  10022

13F File Number:  028-12191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Rubin
Title:     Managing Member
Phone:     (212) 265-0565

Signature, Place, and Date of Signing:

 /s/  Richard Rubin     New York, NY     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $269,947 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLUCORA INC                    COM              095229100    13046   842790 SH       SOLE                   842790        0        0
BP PLC                         SPONSORED ADR    055622104    40658   960043 SH       SOLE                   960043        0        0
CIT GROUP INC                  COM NEW          125581801    21870   503000 SH       SOLE                   503000        0        0
COLLABRIUM JAPAN ACQUISITN C   UNIT 99/99/9999  G2266G128     7605   750000 SH       SOLE                   750000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     6356   593491 SH       SOLE                   593491        0        0
ENGILITY HLDGS INC             COM              29285W104     6000   250192 SH       SOLE                   250192        0        0
FINISH LINE INC                CL A             317923100    40786  2082004 SH       SOLE                  2082004        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103    84607  3043400 SH       SOLE                  3043400        0        0
PVH CORP                       COM              693656100     8812    82500 SH       SOLE                    82500        0        0
SONIC AUTOMOTIVE INC           CL A             83545G102    26963  1216736 SH       SOLE                  1216736        0        0
TOWN SPORTS INTL HLDGS INC     COM              89214A102    13244  1400000 SH       SOLE                  1400000        0        0